Capitalized Software, net (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Schedule Of Capitalized Software, Future Amortization Expense

Amortization
(In thousands)	Expense
Year:
2022	$10,648
2023	8,914
2024	4,728

Capitalized Software

	2021			2020
	Gross	Accumulated	Net	Gross	Accumulated	Net
(In thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Capitalized software	$42,192	$(17,902)	$24,290	$18,638	$(10,584)	$8,054